Segment Information - Summary of Geographic Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of geographical areas [line items]
Non-current assets	¥ 6,044,759	$ 850,942	¥ 6,372,427
People's Republic of China [member]
Disclosure of geographical areas [line items]
Non-current assets	5,957,205	838,617	6,281,907
Other countries [member]
Disclosure of geographical areas [line items]
Non-current assets	¥ 87,554	$ 12,325	¥ 90,520